Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income Taxes

14. Income Taxes

The consolidated effective tax rate for the six months ended June 30, 2020 and 2021 (unaudited), was 0% and 0%, respectively. The main driver of the difference between the federal statutory tax rate of 21% and the effective tax rate for both periods was primarily related to a full valuation allowance against the deferred tax assets.

15. Income Taxes

The components of the Company’s federal income tax expense (benefit) are as follows:

	As of December 31,
	2019	2020
Current	$—	$—
Deferred	37	(84)
Income tax expense (benefit)	$37	$(84)

The following table presents a reconciliation of the tax expense (benefit) based on the statutory rate to the Company’s actual tax expense (benefit) in the consolidated statements of operations:

	As of December 31,
	2019	2020
Statutory tax expense (benefit)	$(12,001)	$(25,241)
Warrants – mark to market	19	14,552
Research and development	(1,530)	(1,170)
Change in valuation allowance	13,488	11,435
Other, net	61	340
Income tax expense (benefit)	$37	$(84)

The effective income tax rate differs from the statutory federal rate, primarily due to non-deductible warrants and valuation allowance.

The following table summarizes information regarding the Company’s net deferred tax assets and the valuation allowance (in thousands):

	As of December 31,
	2019	2020
Deferred tax assets:
Net operating loss carryforwards	$61,824	$73,364
Tax credit forwards	3,704	4,780
Unearned premium reserves	97	103
Discounting of unpaid losses	155	167
Stock compensation	395	501
Other	—	1,048
Total deferred tax assets	66,175	79,963
Deferred tax liabilities:
Depreciation & Amortization	(3,914)	(3,691)
Other	(185)	—
Total deferred tax liabilities	(4,099)	(3,691)
Net deferred tax assets	62,076	76,272
Less valuation allowance	(62,160)	(76,272)
Balance end of year	$(84)	$—

Realization of deferred tax assets is dependent upon future taxable income, if any, the amount and timing of which are uncertain. The Company is also in a cumulative loss position. Accordingly, net deferred tax assets have been fully offset by a valuation allowance.

As of December 31, 2020, the Company had federal and state net operating loss (“NOL”) carryforwards of approximately $279 million and $258 million, respectively. As of December 31, 2019, the Company had federal and state net operating loss carryforwards of approximately $236 million and $217 million, respectively. Of the Company’s NOLs, $142 million of federal losses will begin to expire in the years 2031 through 2040 and $137 million of losses can be carried forward indefinitely. State NOL’s have varying expiration periods, beginning from 2027 to 2038.

As of December 31, 2020, the company had federal and state research and development tax credit carryforwards of approximately $4 million and $3 million, respectively. As of December 31, 2019, the company had federal and state research and development tax credit carryforwards of approximately $3 million and $2 million, respectively. The federal tax credit carryforwards expire at various dates beginning in 2033 if not utilized. The state tax credit carryforwards do not expire.

In October 2016, the Company underwent a change of control under Section 382 of the Internal Revenue Code by the purchase of interest by additional investors. The company is not expected to lose any deferred tax assets as a result of these limitations. The Company may experience ownership changes in the future as a result of subsequent shifts in its stock ownership.

Uncertain Tax Positions

The following is a reconciliation of the beginning and ending amount of the Company’s total gross unrecognized tax benefit liabilities (in thousands):

	Year Ended December 31,
	2019	2020
Gross unrecognized tax benefit, beginning of the year	$854	$1,364
Increases related to tax positions taken during current year	510	390
Gross unrecognized tax benefit, ending balance	$1,364	$1,754

As of December 31, 2020, all unrecognized tax benefits, if realized, would be subject to a full valuation allowance and, and would not affect the Company’s tax rate.

The Company does not anticipate that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next 12 months.

A number of the Company’s tax returns remain subject to examination by taxing authorities. These include U.S. federal returns and returns for certain states for 2011 and later years.

The Company is not currently under examination by income tax authorities in any federal or state jurisdictions.

Insu acquisition corp. II [Member]
Income Taxes [Line Items]
Income Taxes

NOTE 10 — INCOME TAX

The Company’s net deferred tax assets or liabilities are as follows:

	December 31, 2020	December 31, 2019

Deferred tax assets
Net operating loss carryforward	$16,522	$—
Business Combination Expenses	103,408	—
Total deferred tax assets	119,930	—
Valuation Allowance	(119,930)	—
Deferred tax assets, net of allowance	—	—

The income tax provision for the year ended December 31, 2020 and 2019 consists of the following:

	December 31, 2020	December 31, 2019

Federal
Current	$—	$—
Deferred	(119,930)	—

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	119,930	—

Income tax provision	$—	$—

As of December 31, 2020 and 2019, the Company had $78,674 of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	(21.0)%	(21.0)%
Income tax provision	(0.00)%	(0.00)%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers New York to be a significant state tax jurisdiction. On December 27, 2020, Congress passed, and President Trump signed into law, the Consolidated Appropriations Act, 2021, or the Act, which includes certain business tax provisions. The Company does not expect the Act to have a material impact on the Company’s effective tax rate or income tax expense for the year ending December 31, 2021.